Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	$ 645,870		$ 711,526
Derivative asset	5,508		2,159
Separate account assets	1,986,039		1,577,274
Total assets accounted for at fair value	2,637,417		2,290,959
Liabilities accounted for at fair value:
Derivative liability	73,273		5,430
Separate account liabilities	1,986,039		1,577,274
Annuity embedded derivative liabilities	22,640	[1]	95,625	[1]
Total liabilities accounted for at fair value	2,081,952		1,678,329
U.S. government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	57,228		32,809
States and political subdivisions
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	16,509		18,535
Foreign Government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	2,423		623
Public Utilities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	43,330		43,684
Corporate Securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	364,231		409,868
Mortgage-backed securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	162,149		206,007
Fair Value, Inputs, Level 1
Assets accounted for at fair value:
Separate account assets	1,986,039		1,577,274
Total assets accounted for at fair value	2,043,267		1,610,083
Liabilities accounted for at fair value:
Separate account liabilities	1,986,039		1,577,274
Total liabilities accounted for at fair value	1,986,039		1,577,274
Fair Value, Inputs, Level 1 | U.S. government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	57,228		32,809
Fair Value, Inputs, Level 2
Assets accounted for at fair value:
Derivative asset	5,508		2,159
Total assets accounted for at fair value	593,085		679,774
Liabilities accounted for at fair value:
Derivative liability	73,273		5,430
Total liabilities accounted for at fair value	73,273		5,430
Fair Value, Inputs, Level 2 | States and political subdivisions
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	16,509		18,535
Fair Value, Inputs, Level 2 | Foreign Government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	2,423		623
Fair Value, Inputs, Level 2 | Public Utilities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	43,330		43,684
Fair Value, Inputs, Level 2 | Corporate Securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	363,166		408,766
Fair Value, Inputs, Level 2 | Mortgage-backed securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	162,149		206,007
Fair Value, Inputs, Level 3
Assets accounted for at fair value:
Total assets accounted for at fair value	1,065		1,102
Liabilities accounted for at fair value:
Annuity embedded derivative liabilities	22,640	[1]	95,625	[1]
Total liabilities accounted for at fair value	22,640		95,625
Fair Value, Inputs, Level 3 | Corporate Securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	$ 1,065		$ 1,102

[1]	Annuity embedded derivative liabilities are reported in account balances and future policy benefit reserves on the Balance Sheets.